SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTS
On February 18, 2026, the Company declared a quarterly cash dividend of $0.015 per common share, which is payable on March 26, 2026 to shareholders of record as of March 12, 2026. On February 18, 2026, the Board of Directors approved the implementation of a normal course issuer bid, subject to TSX approval, to purchase for cancellation up to 5% of the Company’s outstanding shares.